Stock-based Compensation (Schedule of Assumptions Used to Value Warrants) (Details) (Warrant [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.65%	1.32%	1.16%	2.07%
Expected life (in years)	4 years 5 months 1 day	5 years 11 months 27 days	5 years 8 months 12 days	5 years 0 months
Expected volatility	90.68%	85.65%	82.79%	85.37%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%